Post-Employee Benefit Obligations - Summary of Reconciliation of Post-Employment Obligations, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Amount not recognized due to limit on Plan Assets Ceiling	$ 14,753	$ 49,780
Contingency reserve maximum percentage	25.00%
Minimum funding required (IFRIC 14), additional liability recognized		$ 484